Components of Income Tax Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Deferred tax expense (benefit)	$ (2)	$ (8)	$ (5)	$ (12)	$ 16
Income tax expense (benefit)	0	(6)	0	(7)	22	[1]
Lump sum in lieu of Macao complementary tax on dividends [Member]
Disclosure of income tax [Line Items]
Current tax expense (benefit)	$ 2	$ 2	5	5	5
Other overseas taxes [Member]
Disclosure of income tax [Line Items]
Current tax expense (benefit)			$ 0	$ 0	$ 1

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.